Investment Objectives and Goals - KraneShares Emerging Markets Consumer Technology Index ETF	May 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Emerging Markets Consumer Technology Index ETF (the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KraneShares Public-Private Emerging Markets Internet and Technology ETF (formerly known as the KraneShares Emerging Markets Consumer Technology Index ETF) (the “Fund”) seeks growth of capital.